SUPPLEMENT DATED MARCH 17, 2009 TO THE

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2008

1.

The information regarding John D. Ingle, Jr., a Portfolio Manager for the Smith Asset Management Group, L.P., on page 57 under “Fund Management” is deleted in its entirety and replaced with the following:

Eivind Olsen, CFA, a Portfolio Manager of Smith, who joined Smith in 2008 and prior thereto served as a Portfolio Manager with Brazos Capital Management/John McStay Investment Counsel (1998-2008).

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SUPPLEMENT DATED MARCH 17, 2009 TO THE

FIRST INVESTORS LIFE SERIES FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2008

1.

The information regarding John D. Ingle, Jr., in the section “Portfolio Managers” under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2007” on page I-12 is deleted in its entirety and replaced with the following:

A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2007[1]
Name of Portfolio Manager and Fund Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
Smith’s Portfolio Managers:
Eivind Olsen: Life Series Select Growth Fund	Other Registered Investment Companies	4	$308.0	1	$69.7
	Other Pooled Investment Vehicles	8	$58.8	0	$0
	Other Accounts	388	$2,380.4	5	$129.3
1 Information for Eivind Olsen is as of March 10, 2009.

2.

The information regarding John D. Ingle, Jr., in the section “Portfolio Managers” under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2007 on page I-16 is deleted in its entirety and replaced with the following:

D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2007[2]

Smith’s Portfolio Managers:
Name	Fund	Dollar Range of Fund Ownership (dollars)
Eivind Olsen	Life Series Select Growth Fund	None
2 Information for Eivind Olsen is as of March 10, 2009.

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